Organization and Nature of Business (Details) - CNY (¥) ¥ in Thousands	Dec. 23, 2021	Dec. 16, 2021	Dec. 15, 2021
Organization and Nature of Business (Details) [Line Items]
Capital amount			¥ 5,050
Contributed amount			94,950
Share exchange agreement description	the Company entered into a Share Purchase/Exchange Agreement (the “Share Exchange Agreement”) with Tenjunxiang, and eleven shareholders of Tengjunxiang (the “Selling Shareholders”). The Selling Shareholders collectively owned 100% of all issued and outstanding shares of Tengjunxiang (the “Tengjunxiang Shares”). Pursuant to the Share Exchange Agreement, the Selling Shareholders jointly agreed to sell or transfer to the Company one hundred percent (100%) of the Tengjunxiang Shares in exchange for a total of 19,285,714 shares of the Company’s common stock. As a result of such exchange (the “Stock Exchange”), Tengjunxiang has become a wholly-owned subsidiary of the Company and the Selling Shareholders collectively have received 19,285,714 shares of the Company’s common stock, representing approximately 29.53% of the then issued and outstanding shares of the Company’s common stock.
Shandong Tengjunxiang [Member]
Organization and Nature of Business (Details) [Line Items]
Restructuring transaction ownership, percentage		94.95%
Shandong Tengjunxiang [Member]
Organization and Nature of Business (Details) [Line Items]
Capital amount			100,000
Shandong Minfu [Member]
Organization and Nature of Business (Details) [Line Items]
Contributed amount			¥ 94,950